SCHEDULE OF RELATED PARTY BALANCES (Details)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from a related party				$ 505,716
Related Party [Member] | HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]			505,424
Related Party [Member] | New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]			292
Former Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from a related party				730,300
Former Shareholder [Member] | New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[2]			730,300
Intermediate Holding Company [Member] | Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[3]	$ 678,719	$ 922,040

[1]	As of December 31, 2023 and June 30, 2024, the balances represented the temporary advances made by the Company for non-trade purpose, which are unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid.
[2]	As of December 31, 2023 and June 30, 2024, the balance due from New Century International Homes Pte. Ltd. represented the temporary advances by the Company for non-trade purpose. The amount is unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid by New Century International Homes Pte. Ltd., the former shareholder.
[3]	As of December 31, 2023 and June 30, 2024, the balance due to Golden Hill Capital Pte. Ltd., intermediate holding company, represented the temporary advances made to the Company for non-trade purpose. The amount is unsecured, interest-free and repayable on demand.